CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2022
Contract Liabilities
CONTRACT LIABILITIES

10 CONTRACT LIABILITIES

	2021	2022
	S$	S$

Contract liabilities	13,492	3,504

Contract liabilities are fees which the Group billed and received consideration ahead of the transfer of goods and services. Management expects that all the unsatisfied performance obligations as of the end of the reporting periods may be recognized as other income within the next twelve months.

There were no contract liabilities as of January 1, 2021. The changes in contract liabilities of S$9,988 (2021: S$0) for the years ended December 31, 2022 was mainly due to the services rendered to customers and recognized as other income.